Consolidated Supplementary Insurance Information (Balance Sheet Items) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 24,130	$ 24,442	$ 26,706
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	207,917	207,163	204,927
Policyholder account balances	202,722	209,294	212,885
Policyholder Dividends Payable	720	684	675
Unearned Premiums	4,421	4,272	4,403
Unearned Revenue	2,687	2,704	2,865
U.S.
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	615	593	563
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	59,074	57,521	53,159
Policyholder account balances	63,986	65,615	61,761
Policyholder Dividends Payable	0	0	0
Unearned Premiums	1,820	1,801	1,641
Unearned Revenue	33	41	31
Asia
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	8,374	8,217	9,077
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	34,416	33,711	35,863
Policyholder account balances	49,094	52,772	57,203
Policyholder Dividends Payable	88	61	65
Unearned Premiums	1,859	1,711	1,895
Unearned Revenue	974	924	1,035
Latin America
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,753	1,987	2,198
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	8,142	8,914	8,847
Policyholder account balances	5,880	6,425	7,177
Policyholder Dividends Payable	0	0	0
Unearned Premiums	491	508	467
Unearned Revenue	597	651	678
EMEA
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,532	1,709	2,039
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	5,837	6,514	7,704
Policyholder account balances	13,172	14,006	13,953
Policyholder Dividends Payable	7	8	9
Unearned Premiums	60	54	196
Unearned Revenue	336	313	260
MetLife Holdings
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	5,436	5,387	5,445
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	70,818	71,169	68,340
Policyholder account balances	33,818	33,738	33,083
Policyholder Dividends Payable	621	612	598
Unearned Premiums	171	179	186
Unearned Revenue	218	229	232
Brighthouse Financial
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	6,390	6,537	7,384
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	34,332	32,546	34,661
Policyholder account balances	37,521	37,367	39,502
Policyholder Dividends Payable	15	12	9
Unearned Premiums	17	16	15
Unearned Revenue	529	546	629
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	30	12	0
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	(4,702)	(3,212)	(3,647)
Policyholder account balances	(749)	(629)	206
Policyholder Dividends Payable	(11)	(9)	(6)
Unearned Premiums	3	3	3
Unearned Revenue	$ 0	$ 0	$ 0